Weighted Average Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	6 years 6 months
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	4 years 10 months 24 days	[1]
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	8 years 9 months 18 days	[1]
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years	[1]
Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years	[1]
Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years	[1]
Platform Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years	[1]
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years	[1]
Internal-use Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	4 years 10 months 24 days

[1]	Acquired in the acquisitions of subsidiaries